Other Current Assets (Details) - Schedule of Other Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Abstract]
Custodian assets held by FTX	$ 9,826,600	$ 9,826,600
Deposits due from third parties	1,879,821	184,390
Interest receivable - fixed deposits	57,695	81,095
Others	5,505	35,292
Total	11,769,621	10,127,377
Less: Allowance for credit losses	(9,926,355)	(9,826,600)
Total other current assets	$ 1,843,266	$ 300,777